Deferred Tax Assets and Liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 5,368,360	₺ 2,986,951
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	249,297
1-2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	369,937
2-3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	632,879
3-4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,198,295
4-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	88,601
5-6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,078,582
6-7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	314,740
8-9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	139,958
9-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	206,963
Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 89,108